Portfolio of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 4,416,934.2	$ 58,217.1	₨ 4,241,981.6
Gross Unrealized Gains	22,472.3	296.2	57,061.0
Gross Unrealized Losses	50,843.4	670.1	23,592.7
Fair Value	4,388,563.1	57,843.2	4,275,449.9
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,273,955.4		4,084,551.2
Gross Unrealized Gains	20,952.7		52,977.7
Gross Unrealized Losses	50,262.6		23,281.0
Fair Value	4,244,645.5	$ 55,946.3	4,114,247.9
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,226,917.6		3,159,905.2
Gross Unrealized Gains	10,995.6		31,824.6
Gross Unrealized Losses	42,946.3		20,225.8
Fair Value	3,194,966.9		3,171,504.0
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	429,146.8		348,067.7
Gross Unrealized Gains	4,395.9		7,373.7
Gross Unrealized Losses	5,865.9		2,669.6
Fair Value	427,676.8		352,771.8
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,279.2		5,932.2
Gross Unrealized Gains	0.0		3.8
Gross Unrealized Losses	3.4		0.0
Fair Value	2,275.8		5,936.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	578,922.3		534,227.1
Gross Unrealized Gains	5,381.4		13,423.1
Gross Unrealized Losses	1,283.5		373.3
Fair Value	583,020.2		547,276.9
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,689.5		36,419.0
Gross Unrealized Gains	179.8		352.5
Gross Unrealized Losses	163.5		12.3
Fair Value	36,705.8		36,759.2
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24.2		30.5
Gross Unrealized Gains	0.0		1.8
Gross Unrealized Losses	1.3		0.0
Fair Value	22.9		32.3
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	142,954.6		157,399.9
Gross Unrealized Gains	1,519.6		4,081.5
Gross Unrealized Losses	579.5		311.7
Fair Value	143,894.7		161,169.7
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	1,791,389.0		1,162,099.9
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 2,597,174.1		₨ 3,113,350.0